Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
21
. Commitments and contingencies
Capital Commitments
The Company’s capital commitments relate primarily to commitments in connection with its plan to build an office building and innovation center. Total capital commitments contracted but not yet reflected in the financial statements amounted to RMB 1,156,300,893 (US$
166,092,231
) as of December 31, 2019. All of the commitments relating to the construction will be settled in installments.
Investment Commitment
The Company’s investment commitment relates to its equity method investee Ganzhou QuCampus. Refer to Note 8 for additional information.
For information regarding Operating lease commitments, see Note 7.